Significant Accounting Policies - Key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Jun. 30, 2020 item
Vessels
Charter rate term used to determine rate	3 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Impairment loss on vessels | $	$ 28,627	$ 162,149
Vessels
Vessels
Tangible fixed assets and vessels under construction | $	$ 5,001,174	$ 4,407,156
Vessels | Minimum
Vessels
Discount rate used to estimate future cash flows	5.80%	6.50%
Vessels | Maximum
Vessels
Discount rate used to estimate future cash flows	6.40%	7.25%
Steam Vessels
Vessels
Number of vessels with carrying amount higher than the charter free market values | item	6		6
Discount rate used to estimate future cash flows	6.40%	7.25%
Number of vessels for which value in use is lower than carrying amount | item	5
Impairment loss on vessels | $	$ 28,627
TFDE Vessels
Vessels
Number of vessels with carrying amount higher than the charter free market values | item	12		12
Number of additional vessels with carrying amount higher than the charter free market values | item	2
Impairment loss on vessels | $	$ 0
X-DF Vessels
Vessels
Number of vessels with carrying amount higher than the charter free market values | item	4		4
Impairment loss on vessels | $	$ 0